Business Combinations - Summary of Estimated Fair Values of Net Assets Acquired (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash	$ 2.6	$ 17.3
Other current assets	33.6	114.0
Fixed assets	2.9	4.5
Noncurrent assets	0.2	13.9
Goodwill	49.2	308.8
Expiration lists	54.7	335.5
Non-compete agreements	1.0	5.3
Trade names	1.5	3.1
Total assets acquired	145.7	802.4
Current liabilities	36.0	120.8
Noncurrent liabilities	11.4	67.3
Total liabilities assumed	47.4	188.1
Total net assets acquired	98.3	614.3
Metzler Brothers Insurance (MBI) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash	0.2
Fixed assets	0.2
Goodwill	2.0
Expiration lists	2.6
Non-compete agreements	0.1
Total assets acquired	5.1
Current liabilities	0.6
Total liabilities assumed	0.6
Total net assets acquired	4.5
Advanced Benefit Advisors, Inc. (ABA) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Goodwill	7.6
Expiration lists	5.0
Non-compete agreements	0.2
Total assets acquired	12.8
Total net assets acquired	12.8
Property & Commercial Limited (PCL) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash	2.4
Other current assets	33.5
Fixed assets	2.7
Noncurrent assets	0.2
Goodwill	34.3
Expiration lists	36.3
Non-compete agreements	0.4
Trade names	1.5
Total assets acquired	111.3
Current liabilities	35.3
Noncurrent liabilities	10.9
Total liabilities assumed	46.2
Total net assets acquired	65.1
Garza Long Group, LLC (GLG) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Goodwill	0.5
Expiration lists	4.3
Non-compete agreements	0.1
Total assets acquired	4.9
Total net assets acquired	4.9
Five Other Acquisitions Completed [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Other current assets	0.1
Goodwill	4.8
Expiration lists	6.5
Non-compete agreements	0.2
Total assets acquired	11.6
Current liabilities	0.1
Noncurrent liabilities	0.5
Total liabilities assumed	0.6
Total net assets acquired	11.0
Schiff, Kreidler-Shell Insurance and Risk Services (SKS) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.4
Other current assets		5.6
Fixed assets		0.1
Goodwill		24.9
Expiration lists		27.1
Non-compete agreements		0.4
Total assets acquired		58.5
Current liabilities		5.6
Noncurrent liabilities		10.6
Total liabilities assumed		16.2
Total net assets acquired		42.3
Insurance Dialogue Limited (IDL) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Other current assets		9.4
Fixed assets		0.3
Noncurrent assets		3.9
Goodwill		14.5
Expiration lists		15.4
Trade names		0.6
Total assets acquired		44.1
Current liabilities		10.7
Noncurrent liabilities		6.7
Total liabilities assumed		17.4
Total net assets acquired		26.7
Grace/Meyer Insurance Agency, Inc. (GMI) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.2
Other current assets		2.1
Fixed assets		0.1
Noncurrent assets		1.8
Goodwill		19.4
Expiration lists		13.9
Non-compete agreements		0.1
Total assets acquired		37.6
Current liabilities		6.0
Noncurrent liabilities		5.4
Total liabilities assumed		11.4
Total net assets acquired		26.2
G.S. Chapman & Associates Insurance Brokers, Inc. (GSC) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.7
Other current assets		0.8
Fixed assets		0.1
Goodwill		17.1
Expiration lists		27.9
Non-compete agreements		0.1
Total assets acquired		46.7
Current liabilities		1.2
Total liabilities assumed		1.2
Total net assets acquired		45.5
Blenheim Park Ltd. (BPL) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		1.5
Other current assets		4.7
Fixed assets		0.3
Noncurrent assets		0.1
Goodwill		17.3
Expiration lists		10.4
Trade names		0.3
Total assets acquired		34.6
Current liabilities		6.0
Noncurrent liabilities		1.7
Total liabilities assumed		7.7
Total net assets acquired		26.9
Acumus Limited (ACL) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.6
Other current assets		11.2
Noncurrent assets		6.4
Goodwill		12.6
Expiration lists		16.4
Non-compete agreements		0.6
Total assets acquired		47.8
Current liabilities		12.9
Noncurrent liabilities		4.3
Total liabilities assumed		17.2
Total net assets acquired		30.6
SRS Underwriting Agency PTY Ltd. (SRS) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		2.8
Other current assets		25.9
Fixed assets		0.2
Noncurrent assets		1.1
Goodwill		27.1
Expiration lists		19.7
Non-compete agreements		0.4
Trade names		2.2
Total assets acquired		79.4
Current liabilities		26.7
Noncurrent liabilities		7.2
Total liabilities assumed		33.9
Total net assets acquired		45.5
Argus Benefits (AB) [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		0.2
Other current assets		0.3
Fixed assets		0.1
Goodwill		11.5
Expiration lists		13.1
Non-compete agreements		0.2
Total assets acquired		25.4
Current liabilities		0.5
Total liabilities assumed		0.5
Total net assets acquired		24.9
Fifty-Two Other Acquisitions [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Cash		10.9
Other current assets		54.0
Fixed assets		3.3
Noncurrent assets		0.6
Goodwill		164.4
Expiration lists		191.6
Non-compete agreements		3.5
Total assets acquired		428.3
Current liabilities		51.2
Noncurrent liabilities		31.4
Total liabilities assumed		82.6
Total net assets acquired		$ 345.7